RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Schedule of Consolidated Statements of Income) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Revenues:
Total revenues	$ 214,970	$ 166,135	[1]	$ 257,334	[1]
Cost of revenues:
Total cost of revenues	143,703	124,755	[1]	161,137	[1]
Gross profit	71,267	41,380	[1]	96,197	[1]
Operating income	2,181	37,776	[1]	25,892	[1]
Net income	$ (3,033)	$ 35,076	[1]	$ 36,858	[1]
Total earnings per share:
Basic	$ (0.05)	$ 0.63	[1]	$ 0.67	[1]
Diluted	$ (0.05)	$ 0.63	[1]	$ 0.66	[1]
Products [Member]
Revenues:
Total revenues	$ 139,972	$ 94,435	[1]	$ 179,685	[1]
Cost of revenues:
Total cost of revenues	100,460	84,385	[1]	115,593	[1]
Services [Member]
Revenues:
Total revenues	74,998	71,700	[1]	77,649	[1]
Cost of revenues:
Total cost of revenues	$ 43,243	40,370	[1]	45,544	[1]
As Reported [Member]
Revenues:
Total revenues		165,885		263,492
Cost of revenues:
Total cost of revenues		124,670		167,615
Gross profit		41,215		95,877
Operating income		37,611		25,572
Income before taxes on income		35,704		22,955
Net income		34,911		$ 36,538
Total earnings per share:
Basic				$ 0.66
Diluted				$ 0.65
As Reported [Member] | Products [Member]
Revenues:
Total revenues		94,010		$ 185,721
Cost of revenues:
Total cost of revenues		84,300		122,071
As Reported [Member] | Services [Member]
Revenues:
Total revenues		71,875		77,771
Cost of revenues:
Total cost of revenues				45,544
Adjustments [Member]
Revenues:
Total revenues		250		(6,158)
Cost of revenues:
Total cost of revenues				(6,478)
Gross profit		165		320
Operating income		165		320
Income before taxes on income		165		320
Net income		165		$ 320
Total earnings per share:
Basic				$ 0.01
Diluted				$ 0.01
Adjustments [Member] | Products [Member]
Revenues:
Total revenues		425		$ (6,036)
Cost of revenues:
Total cost of revenues		85		(6,478)
Adjustments [Member] | Services [Member]
Revenues:
Total revenues		(175)		(122)
Cost of revenues:
Total cost of revenues
As Restated [Member]
Revenues:
Total revenues		166,135		257,334
Cost of revenues:
Total cost of revenues		124,755		161,137
Gross profit		41,380		96,197
Operating income		37,776		25,892
Income before taxes on income		35,869		23,275
Net income		35,076		$ 36,858
Total earnings per share:
Basic				$ 0.67
Diluted				$ 0.66
As Restated [Member] | Products [Member]
Revenues:
Total revenues		94,435		$ 179,685
Cost of revenues:
Total cost of revenues		84,385		115,593
As Restated [Member] | Services [Member]
Revenues:
Total revenues		$ 71,700		77,649
Cost of revenues:
Total cost of revenues				$ 45,544

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.